Borrowings - Schedule of Detailed Information About Repayment of Borrowings (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	£ 39,658	£ 43,968
Lease liabilities	446	475
Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	54,604	60,053
Lease liabilities	526	550
Within One Year
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	3,992	4,041
Lease liabilities	126	137
Within One Year | Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	4,860	4,901
Lease liabilities	142	156
Between One and Two Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	2,484	4,049
Lease liabilities	93	98
Between One and Two Years | Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	3,740	5,355
Lease liabilities	106	114
Between Two and Three Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	3,853	2,587
Lease liabilities	66	71
Between Two and Three Years | Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	5,092	3,829
Lease liabilities	76	80
Between Three and Four Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	4,090	3,854
Lease liabilities	49	47
Between Three and Four Years | Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	5,034	5,095
Lease liabilities	56	55
Between Four and Five Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	2,739	4,108
Lease liabilities	38	35
Between Four and Five Years | Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	3,675	5,025
Lease liabilities	43	41
Beyond 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	22,500	25,329
Lease liabilities	74	87
Beyond 5 Years | Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	32,203	35,848
Lease liabilities	£ 103	£ 104